UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Shapiro Capital Management LLC
          ------------------------------------------------
Address:  3060 Peachtree Road, NW Suite 1555
          ----------------------------------
          Atlanta GA  30066
          --------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:    MICHAEL MCCARTHY
Title:   PRINCIPAL
         ---------------
Phone:   404-842-9600
         ---------------

Signature, Place, and Date of Signing:

    [Signature]             [City, State]            [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 12/30/2008

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            46


Form 13F Information Table Value Total      $1,535,024,840
                                              (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         -------------------------           --------------------------

         [Repeat as necessary.]

                                                             FORM 13F
                                                                                       ----------------------------------
                                                                                       ----------------------------------
                                                                                                (SEC USE ONLY)
Page 1                                          Name of Reporting Manager :              Shapiro Capital Management Company, Inc
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
             Item 1:             Item 2:    Item 3:      Item 4:      Item 5:          Item 6               Item 7
                                                                     Shares of   Investment Discretion
                                  Title of   CUSIP      Fair        Principal        (b) Shared (c) Shared Manager's
Name of Issuer                     Class     Number  Market Value    Amount (a) Sole  As defined    Other See Instr V

                                                                                                                 Item 8
                                                                                                      Voting Authority (shares)

                                                                                                     (a) Sole    (b)Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NV Energy, Inc.                      Common 67073Y106    $100,636,803   10,175,612    x                7,936,725   2,238,887
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PetSmart Inc.                        Common 716768106     $94,139,040    5,102,387    x                4,023,215   1,079,172
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands Inc. - A   Cl A Common 21036p108     $86,349,739    5,475,570    x                4,278,907   1,196,663
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Com           Common 12709p103     $81,744,101    3,135,562    x                2,563,626     571,936
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Cp Class A   Cl A Common 989207105     $79,999,568    3,948,646    x                3,157,627     791,019
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co                     Common 62985Q101     $78,099,535    6,767,724    x                5,392,766   1,374,958
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc.                    Common 410345102     $76,690,103    6,014,910    x                4,753,623   1,261,287
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cal Dive International Inc.          Common 12802t101     $71,774,703   11,025,300    x                8,871,500   2,153,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cooper Companies, Inc. (The)         Common 216648402     $70,998,618    4,329,184    x                3,417,628     911,556
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Company           Common 29255w100     $70,077,869    2,745,998    x                2,232,798     513,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Live Nation                          Common 538034109     $68,460,217   11,926,867    x                9,378,560   2,548,307
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.          Common 79546E104     $62,402,139   10,966,984    x                9,337,643   1,629,341
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems Inc               Common 162825103     $58,540,620    5,949,250    x                4,846,610   1,102,640
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern                 Common 485170302     $45,512,831    2,389,125    x                1,861,725     527,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LifePoint Hosps Inc                  Common 53219L109     $44,312,569    1,940,130    x                1,450,093     490,037
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Armstrong World Industries           Common 04247x102     $40,811,058    1,887,653    x                1,568,653     319,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare Inc               Common 67611V101     $37,276,806    4,029,925    x                3,540,600     489,325
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd            Common 795435106     $36,863,784    4,174,834    x                3,347,862     826,972
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Accuray Inc.                         Common 004397105     $34,897,188    6,763,021    x                5,424,052   1,338,969
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Haynes International Inc.            Common 420877201     $33,810,301    1,373,286    x                1,148,136     225,150
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John Bean Technologies Corp.         Common 477839104     $32,245,993    3,946,878    x                3,360,828     586,050
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable-A             Cl A Common 88732J108     $30,690,574    1,430,796    x                  955,403     475,393
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd               Common g9143x208     $24,338,599    1,126,787    x                  837,033     289,754
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Western Union Co                     Common 959802109     $22,934,865    1,599,363    x                1,281,328     318,035
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         SubTotal Page 1                               $1,383,607,624  118,225,792                    94,966,941  23,258,851
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



Tyco Electronics LTD                 Common g9144p105     $22,074,859    1,361,805    x                  976,573     385,232
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
California Pizza Kitchen Inc         Common 13054d109     $17,794,289    1,659,915    x                1,345,940     313,975
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
US Cellular Corp                     Common 911684108     $17,153,308      396,700    x                  345,300      51,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Spdr Trust Series 1                     ETF 78462F103     $15,926,006      176,485    x                   62,885     113,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                     Common 887317105     $15,775,845    1,568,175    x                1,193,713     374,462
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Valspar Corp                         Common 920355104     $13,833,604      764,710    x                  647,260     117,450
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Avis Budget Group Inc                Common 053774105     $11,742,830   16,775,472    x               13,469,492   3,305,980
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
General Electric Com                 Common 369604103     $11,283,200      696,494    x                  261,472     435,022
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc.                         Common 294429105      $8,580,546      323,550    x                  127,898     195,652
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ishares Trust Russell 2000
  Value Index Fun                      ETF 464287630      $5,431,810      110,470    x                  109,570         900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
American Express Co                  Common 025816109      $3,505,208      188,960    x                   65,875     123,085
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co.        Common 736508847      $1,867,270       95,905    x                   85,355      10,550
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cox Radio Inc Cl A              Cl A Common 224051102      $1,486,033      247,260    x                  204,885      42,375
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International,
 Inc.                                Common 20451N101      $1,138,004       19,400    x                   15,600       3,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
United States Cellular
  Nt Sr 8.75%                                 911684207        $841,473       45,485    x                   33,760      11,725
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ishares Russell 2000                    ETF 464287655        $807,044       16,390    x                   16,290         100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Post Properties 7.625%            Preferred 737464305        $452,299       27,100    x                   17,500       9,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR S&P 500 INDEX                    464287200        $424,457        4,700    x                        0       4,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENCORE ENERGY PTNRS LP COM UNIT             29257A106        $389,400       30,000    x                   30,000           0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group                         38141g104        $337,560        4,000    x                    4,000           0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell 6.75% Series B    Preferred 171871403        $324,441       14,100    x                   11,600       2,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Schwab Value Advantage Fund                 808515605        $247,730      247,730    x                  247,730           0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         SubTotal Page 2                                 $151,417,215   24,774,806                    19,272,698   5,502,108
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           Grand Total                                 $1,535,024,840  143,000,598                  $114,239,639  28,760,959
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

              Page 1                24
              Page 2                22